PROPERTY, PLANT AND EQUIPMENT - Movements (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	$ 57,217,390
At the end of the year	51,151,635	$ 57,217,390
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	126,338,956	131,556,942
Revaluation	(2,093,627)	(2,611,299)
Additions	11,023,049	9,305,893
Disposals	(16,176,044)	(11,912,580)
At the end of the year	119,092,334	126,338,956
Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	(69,121,566)	(64,619,072)
Disposals	12,289,583	7,069,798
Of the Year	(11,108,716)	(11,572,292)
At the end of the year	(67,940,699)	$ (69,121,566)
Furniture and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	$ 2,485,871
Useful Life	10 years	10 years
At the end of the year	$ 2,234,299	$ 2,485,871
Furniture and facilities [member] | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	14,069,307	13,620,204
Additions	391,691	449,103
Disposals	(351,971)
At the end of the year	14,109,027	14,069,307
Furniture and facilities [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	(11,583,436)	(10,824,598)
Disposals	413,091	181,526
Of the Year	(704,383)	(940,364)
At the end of the year	(11,874,728)	$ (11,583,436)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	$ 5,506,308
Useful Life	5 years	5 years
At the end of the year	$ 6,713,438	$ 5,506,308
Machinery and equipment [member] | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	50,221,991	49,868,605
Additions	4,082,256	1,060,303
Disposals	(659,778)	(706,917)
At the end of the year	53,644,469	50,221,991
Machinery and equipment [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	(44,715,683)	(41,898,497)
Disposals	635,830	659,677
Of the Year	(2,851,178)	(3,476,863)
At the end of the year	(46,931,031)	$ (44,715,683)
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	$ 1,314,171
Useful Life	5 years	5 years
At the end of the year	$ 1,315,588	$ 1,314,171
Vehicles [member] | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	2,340,194	2,491,133
Additions	515,511	769,211
Disposals	(569,297)	(920,150)
At the end of the year	2,286,408	2,340,194
Vehicles [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	(1,026,023)	(1,136,208)
Disposals	472,330	569,001
Of the Year	(417,127)	(458,816)
At the end of the year	(970,820)	$ (1,026,023)
Right of use assets
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	$ 7,220,918
Useful Life	5 years	5 years
At the end of the year	$ 4,093,064	$ 7,220,918
Right of use assets | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	16,891,897	19,194,943
Additions	3,349,796	3,555,148
Disposals	(10,653,348)	(5,858,194)
At the end of the year	9,588,345	16,891,897
Right of use assets | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	(9,670,979)	(9,368,409)
Disposals	10,656,319	5,659,594
Of the Year	(6,480,621)	(5,962,164)
At the end of the year	(5,495,281)	(9,670,979)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	7,502,745
At the end of the year	5,656,536	7,502,745
Construction in progress [member] | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	7,502,745	8,438,004
Additions	1,927,178	3,463,617
Disposals	(3,773,387)	(4,398,876)
At the end of the year	5,656,536	$ 7,502,745
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	$ 33,187,377
Useful Life	50 years	50 years
At the end of the year	$ 31,138,710	$ 33,187,377
Land and buildings [member] | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	35,312,822	37,944,053
Revaluation	(2,093,627)	(2,611,299)
Additions	756,617	8,511
Disposals	(168,263)	(28,443)
At the end of the year	33,807,549	35,312,822
Land and buildings [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	(2,125,445)	(1,391,360)
Disposals	112,013
Of the Year	(655,407)	(734,085)
At the end of the year	$ (2,668,839)	$ (2,125,445)